Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	Aug. 31, 2014
Supplement [Text Block]	afit_SupplementTextBlock

FINANCIAL INVESTORS TRUST

Emerald Banking and Finance Fund

(the "Fund")

SUPPLEMENT DATED DECEMBER 5, 2014 TO THE SUMMARY

PROSPECTUS AND PROSPECTUS FOR THE FUND, DATED AUGUST 31, 2014, AS SUPPLEMENTED FROM TIME TO TIME

Effective December 5, 2014, the following changes are being made with respect to the Fund:

Summary Section and Summary Prospectus

With respect to the summary section and summary prospectus for the Emerald Banking and Finance Fund, Class A, Class C, Institutional Class and Investor Class shares, the "Average Annual Total Returns" tables are hereby deleted and replaced with the following table:

Average Annual Total Returns

(for the period ended December 31, 2013)

Emerald Banking & Finance	1 Year	5 Years	10 Years	Since Inception
Class A (Inception Date of 2/18/97)
Returns Before Taxes	36.85%	10.31%	3.31%	8.22%
Returns After Taxes on Distributions	36.85%	10.30%	2.80%	7.68%
Returns After Taxes on Distributions and Sale of Fund Shares	20.86%	8.19%	2.72%	6.91%
Russell 2000 Index	38.82%	20.08%	9.07%	8.44%
Russell 2000 Financial Services TR	31.37%	13.22%	5.65%	7.97%
Class C (Inception Date of 07/01/00)
Returns Before Taxes	41.75%	10.67%	3.17%	8.80%
Russell 2000 Index	38.82%	20.08%	9.07%	7.61%
Russell 2000 Financial Services TR	31.37%	13.22%	5.65%	9.68%
Institutional Class (Inception Date of 3/19/2012)
Returns Before Taxes	44.12%	N/A	N/A	28.82%
Russell 2000 Index	38.82%	20.08%	9.07%	21.93%
Russell 2000 Financial Services TR	31.37%	N/A	N/A	21.85%
Investor Class (Inception Date of 3/16/10)
Returns Before Taxes	43.62%	N/A	N/A	14.98%
Russell 2000 Index	38.82%	20.08%	9.07%	16.80%
Russell 2000 Financial Services TR	31.37%	N/A	N/A	14.82%

Emerald Banking and Finance Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	afit_SupplementTextBlock

FINANCIAL INVESTORS TRUST

Emerald Banking and Finance Fund

(the "Fund")

SUPPLEMENT DATED DECEMBER 5, 2014 TO THE SUMMARY

PROSPECTUS AND PROSPECTUS FOR THE FUND, DATED AUGUST 31, 2014, AS SUPPLEMENTED FROM TIME TO TIME

Effective December 5, 2014, the following changes are being made with respect to the Fund:

Summary Section and Summary Prospectus

With respect to the summary section and summary prospectus for the Emerald Banking and Finance Fund, Class A, Class C, Institutional Class and Investor Class shares, the "Average Annual Total Returns" tables are hereby deleted and replaced with the following table:

Average Annual Total Returns

(for the period ended December 31, 2013)

Emerald Banking & Finance	1 Year	5 Years	10 Years	Since Inception
Class A (Inception Date of 2/18/97)
Returns Before Taxes	36.85%	10.31%	3.31%	8.22%
Returns After Taxes on Distributions	36.85%	10.30%	2.80%	7.68%
Returns After Taxes on Distributions and Sale of Fund Shares	20.86%	8.19%	2.72%	6.91%
Russell 2000 Index	38.82%	20.08%	9.07%	8.44%
Russell 2000 Financial Services TR	31.37%	13.22%	5.65%	7.97%
Class C (Inception Date of 07/01/00)
Returns Before Taxes	41.75%	10.67%	3.17%	8.80%
Russell 2000 Index	38.82%	20.08%	9.07%	7.61%
Russell 2000 Financial Services TR	31.37%	13.22%	5.65%	9.68%
Institutional Class (Inception Date of 3/19/2012)
Returns Before Taxes	44.12%	N/A	N/A	28.82%
Russell 2000 Index	38.82%	20.08%	9.07%	21.93%
Russell 2000 Financial Services TR	31.37%	N/A	N/A	21.85%
Investor Class (Inception Date of 3/16/10)
Returns Before Taxes	43.62%	N/A	N/A	14.98%
Russell 2000 Index	38.82%	20.08%	9.07%	16.80%
Russell 2000 Financial Services TR	31.37%	N/A	N/A	14.82%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the period ended December 31, 2013)
Emerald Banking and Finance Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	36.85%
5 Years	rr_AverageAnnualReturnYear05	10.31%
10 Years	rr_AverageAnnualReturnYear10	3.31%
Since Inception	rr_AverageAnnualReturnSinceInception	8.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 18, 1997
Emerald Banking and Finance Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	41.75%
5 Years	rr_AverageAnnualReturnYear05	10.67%
10 Years	rr_AverageAnnualReturnYear10	3.17%
Since Inception	rr_AverageAnnualReturnSinceInception	8.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2000
Emerald Banking and Finance Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	44.12%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	28.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 19, 2012
Emerald Banking and Finance Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	43.62%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	14.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 16, 2010
Emerald Banking and Finance Fund | Returns After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	36.85%
5 Years	rr_AverageAnnualReturnYear05	10.30%
10 Years	rr_AverageAnnualReturnYear10	2.80%
Since Inception	rr_AverageAnnualReturnSinceInception	7.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 18, 1997
Emerald Banking and Finance Fund | Returns After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.86%
5 Years	rr_AverageAnnualReturnYear05	8.19%
10 Years	rr_AverageAnnualReturnYear10	2.72%
Since Inception	rr_AverageAnnualReturnSinceInception	6.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 18, 1997
Emerald Banking and Finance Fund | Russell 2000 Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	38.82%
5 Years	rr_AverageAnnualReturnYear05	20.08%
10 Years	rr_AverageAnnualReturnYear10	9.07%
Since Inception	rr_AverageAnnualReturnSinceInception	8.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 18, 1997
Emerald Banking and Finance Fund | Russell 2000 Index | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	38.82%
5 Years	rr_AverageAnnualReturnYear05	20.08%
10 Years	rr_AverageAnnualReturnYear10	9.07%
Since Inception	rr_AverageAnnualReturnSinceInception	7.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2000
Emerald Banking and Finance Fund | Russell 2000 Index | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	38.82%
5 Years	rr_AverageAnnualReturnYear05	20.08%
10 Years	rr_AverageAnnualReturnYear10	9.07%
Since Inception	rr_AverageAnnualReturnSinceInception	21.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 19, 2012
Emerald Banking and Finance Fund | Russell 2000 Index | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	38.82%
5 Years	rr_AverageAnnualReturnYear05	20.08%
10 Years	rr_AverageAnnualReturnYear10	9.07%
Since Inception	rr_AverageAnnualReturnSinceInception	16.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 16, 2010
Emerald Banking and Finance Fund | Russell 2000 Financial Services TR | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.37%
5 Years	rr_AverageAnnualReturnYear05	13.22%
10 Years	rr_AverageAnnualReturnYear10	5.65%
Since Inception	rr_AverageAnnualReturnSinceInception	7.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 18, 1997
Emerald Banking and Finance Fund | Russell 2000 Financial Services TR | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.37%
5 Years	rr_AverageAnnualReturnYear05	13.22%
10 Years	rr_AverageAnnualReturnYear10	5.65%
Since Inception	rr_AverageAnnualReturnSinceInception	9.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2000
Emerald Banking and Finance Fund | Russell 2000 Financial Services TR | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.37%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	21.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 19, 2012
Emerald Banking and Finance Fund | Russell 2000 Financial Services TR | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.37%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	14.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 16, 2010